Shareholders' equity (Schedule of Status of RSU) (Details) - R S U	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	118,253
Granted | shares	649,339
Vested | shares	(100,968)
Forfeited | shares	(28,464)
Outstanding at the end of the year | shares	638,160
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 22.95
Granted | $ / shares	73.55
Vested | $ / shares	29.86
Forfeited | $ / shares	51.32
Outstanding at the end of the year | $ / shares	$ 78.89